UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1. Report to Stockholders.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Robinson Tax Advantaged Income Fund

(Class A: ROBAX)

(Class C: ROBCX)

(Institutional Class: ROBNX)

Robinson Opportunistic Income Fund

(Class A: RBNAX)

(Class C: RBNCX)

(Institutional Class: RBNNX)

ANNUAL REPORT

DECEMBER 31, 2021

Robinson Funds

Each a series of Investment Managers Series Trust

Table of Contents

Robinson Tax Advantaged Income Fund
Shareholder Letter	1
Fund Performance	5
Schedule of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Robinson Opportunistic Income Fund
Shareholder Letter	17
Fund Performance	21
Schedule of Investments	23
Statement of Assets and Liabilities	28
Statement of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	31
Notes to Financial Statements	34
Report of Independent Registered Public Accounting Firm	48
Supplemental Information	50
Expense Examples	53

This report and the financial statements contained herein are provided for the general information of the shareholders of the Robinson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.libertystreetfunds.com

January 31, 2022

Dear Shareholders:

We are pleased to present the Robinson Tax-Advantaged Income Fund’s (“the Fund”) Annual Report covering the year ended December 31, 2021.

Investment Performance. Short to Intermediate (1-10 years to maturity) municipal bonds, as measured by the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the “Index”), were up 0.43% for all of 2021 as the yield-to worst on the Index modestly increased from 0.57% to 0.70% during the year (bond prices move in the opposite direction of their yields—rising bond yields means falling bond prices). The Fund’s Institutional Share Class returned a very strong 9.26% for the year, which was comprised of an increase of 11 cents per share in net asset value, 46 cents per share in capital gain distributions and 29 cents per share in income distributions to shareholders.

The Fund utilizes interest rate risk hedges (short positions in various U.S. Treasury futures contracts) to attempt to minimize the impact changes in interest rates could have on the Fund’s returns. The net result of those hedges is to isolate, as much as practical, the inherent credit spreads of the underlying investment grade portfolio of municipal bonds as well as the discounts on the closed-end funds that hold those bonds. Several components of our strategy were positive drivers of performance last year: 1) the 3% federally tax-exempt income return of the Fund’s holdings of municipal bond funds; 2) the overall improvement in tax-exempt closed-end fund discounts, as they narrowed 3% for the year; 3) the Fund’s interest rate risk hedges generated an additional 1.3% for the year as the credit spread between municipal bonds and U.S. Treasuries continued to narrow (i.e. municipal bond yields barely budged for the year while Treasury yields increased 0.66%); and, 4) the Fund’s process for analyzing, ranking and ultimately monetizing closed-end funds and their discounts (i.e. security selection) added another 1.2% to the Fund’s annual return.

Portfolio Composition. In accordance with the Fund’s investment strategy, the Fund as of December 31, 2021, was invested primarily in municipal bond closed-end funds (44.2%), open-end mutual funds (47.3%) and ETFs (5.6%) with a small portion posted as margin for the shorting strategy to hedge the overall portfolio’s interest rate risk. As of year-end, the Fund’s Institutional Share had a distribution yield of 3.99% (SEC 30-Day Yield of 2.28%; Unsubsidized SEC 30-Day Yield of 2.32%). The municipal bond funds held in the Fund had a weighted average levered taxable equivalent duration of 6.7 years — in other words, a 1% rise in interest rates would cause the net asset values of these funds to decline by approximately 6.7%. That interest rate risk was being hedged within the Fund with short positions in various U.S. Treasury futures contracts. As of December 31, 2021, the net exposure to changes in interest rates was approximately 0.1 years (i.e. a 1% rise in rates would result in roughly a 0.1% decline in net asset value). The municipal bond closed-end funds held in the portfolio were trading at a weighted average discount of 6.1% as of year-end. The trailing 10-year historic weighted average discount for those same funds was 2.0%.

Market Outlook. We believe the Fund is well-positioned for further success in an otherwise challenging environment for bond investors. Interest rates and credit spreads remain relatively low by most historic metrics while inflation is at its highest level in nearly 40 years; and, the Federal Reserve is accelerating the unwinding of quantitative easing (i.e. it is stopping its purchases of bonds) and poised to begin raising short-term interest rates in 2022. All of these items are certain.to present challenges for bond investors. Specifically, we would point to the following as being particularly beneficial to the Tax-Advantaged Income Fund’s strategy:

1

Income: the Fund’s distribution yield as of year-end remained more than twice that of its benchmark’s yield.

Inflation Protection: the Fund’s hedging strategy is designed to neutralize the negative impact higher inflation could have on bond prices.

Upside Potential: while general discount narrowing in the tax-exempt closed-end fund market has compelled us to reduce our closed-end fund exposure for the time being, the closed-end funds we do own have a weighted average discount of 6.1% compared to an historic average discount of 2%.

We value your trust and confidence in the Fund and thank you for your support.

Best Regards,

James C. Robinson

Portfolio Manager

IMPORTANT RISKS AND DISCLOSURES

The views expressed in this report reflect those of the Fund’s Sub-Advisor as of the date this is written and may not reflect its views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change. To the extent this report contains forward looking statements, unforeseen circumstances may cause actual results to differ materially from the views expressed as of the date this is written.

2

An investment in the Fund is subject to risk, including the possible loss of principal amount invested and including, but not limited to, the following risks: Market Risk: the market price of a security may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular issuer, company, or asset class. Fixed income/interest rate risk: A rise in interest rates could negatively impact the value of the Fund’s shares. Generally, fixed income securities decrease in value if interest rates rise, and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. Municipal Bond risk: The underlying funds in which the Fund invests will invest primarily in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Changes related to taxation, legislation or the rights of municipal security holders can significantly affect municipal bonds and may cause them to decline in value. Closed-end fund (CEF), exchange-traded fund (ETF) and open-end fund (Mutual Fund) Risk: The Fund’s investments in CEFs, ETFs and Mutual Funds (“underlying funds”) are subject to various risks, including reliance on management’s ability to manage the underlying fund’s portfolio, risks associated with the fund’s portfolio, risks associated with the underlying securities held by the underlying fund, fluctuation in the market value of the underlying fund’s shares, and the Fund bearing a pro rata share of the fees and expenses of each underlying fund in which the Fund invests. U.S. Treasury Futures Contracts Hedge Risk: To the extent the Fund holds short positions in U.S. Treasury futures contracts, should market conditions cause U.S. Treasury prices to rise, the Fund’s portfolio could experience a loss; and should U.S. Treasury prices rise at the same time municipal bond prices fall, these losses may be greater than if the hedging strategy not been in place. COVID-19 Related Market Events. The outbreak of COVID-19 has negatively affected the worldwide economy, individual countries, individual companies and the market in general. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund.. Management and Strategy. the evaluation and selection of the Fund’s investments depend on the judgment of the Fund’s Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Leveraging risk: The underlying funds in which the Fund will invest may be leveraged as a result of borrowing or other investment techniques. As a result, the Fund may be exposed indirectly to leverage, and may expose the Fund to higher volatility and possible diminishment of long-term returns. In addition, future regulations may hinder or restrict an underlying fund’s ability to maintain leverage; which in turn may reduce the total return and tax exempt income generated by the underlying funds and may cause a reduction in the value of the Fund’s shares. Tax Risk: There is no guarantee that the Fund’s income will be exempt from regular federal income taxes. Events occurring after the date of issuance of a municipal bond or after an underlying fund’s acquisition of a municipal bond may result in a determination that interest on that bond is subject to federal income tax. The Fund’s opportunistic trading strategies may also result in a portion of the Fund’s distributions to shareholders being characterized as capital gains. Portfolio Turnover Risk: The Fund’s turnover rate may be high. A high turnover rate may lead to higher transaction costs, a greater number of taxable transactions, and negatively affect the Fund’s performance. High Yield (“Junk”) Bond risk: The ETFs and Mutual Funds in which the Fund invests may invest in high yield (“junk”) bonds which involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Liquidity Risk: There can be no guarantee that an active market in shares of CEFs and ETFs held by the Fund will exist. The Fund may not be able to sell some or all of the investments it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an asset to meet redemption requests, it may only be able to sell those investments at a loss. Derivatives Risk: The Fund and the underlying funds may use futures contracts, options, swap agreements, and/or sell securities short. Futures contracts may cause the value of the Fund’s shares to be more volatile and expose the Fund to leverage and tracking risks; the Fund may not fully benefit from or may lose money on option or shorting strategies; swaps may be leveraged, are subject to counterparty risk and may be difficult to value or liquidate.

30-Day SEC Yield is based on a 30-day period ending on the last day of the previous month and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. This subsidized yield is based on the net expenses of the Fund of which the yield would be lower without the waivers in effect. Negative 30-Day SEC Yield results when accrued expenses of the past 30 days exceed the income collected during the past 30 days. Unsubsidized 30 Day SEC Yield is based on total expenses of the Fund. Each individual’s actual tax burden will vary.

3

Distribution Yield: A distribution yield is the measurement of cash flow paid by an exchange-traded fund (ETF), real estate investment trust, or another type of income-paying vehicle. Rather than calculating the yield based on an aggregate of distributions, the most recent distribution is annualized and divided by the net asset value (NAV) of the security at the time of the payment. Duration measures a portfolio’s sensitivity to changes in interest rates. Generally, the longer the effective duration, the greater the price change relative to interest rate movements. Weighted average discount is a measurement of a closed-end fund’s trading at a discount to NAV. Weighted average is a calculation that takes into account the varying degrees of importance of the numbers in a data set, rather than a simple average. Yield to worst is a measure of the lowest possible yield that can be received on a bond that fully operates within the terms of its contract without defaulting.

The Bloomberg Barclays Short-Intermediate 1-10 Years Municipal Bond Index is an unmanaged index that measures the performance of municipal bonds with time to maturity of between one and ten years. One cannot invest directly in an index.

4

Robinson Tax Advantaged Income Fund

FUND PERFORMANCE at December 31, 2021 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Bloomberg Barclays Short-Intermediate 1-10 Years Municipal Bond Index. The performance graph above is shown for the Fund’s Institutional Class shares; Class A shares and Class C shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Bloomberg Barclays Short-Intermediate 1-10 Years Municipal Bond Index is an unmanaged index that measures the performance of municipal bonds with time to maturity of between one and ten years. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2021	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	8.86%	4.23%	3.84%	09/30/14
Class C²	8.17%	3.47%	3.07%	09/30/14
Institutional Class³	9.26%	4.52%	4.10%	09/30/14
After deducting maximum sales charge
Class A¹	4.73%	3.45%	2.99%	09/30/14
Class C²	7.17%	3.47%	3.07%	09/30/14
Bloomberg Barclays Short-Intermediate 1-10 Years Municipal Bond Index	0.43%	2.86%	2.31%	09/30/14

[1]	Maximum initial sales charge for Class A shares is 3.75%. No initial sales charge is applied to purchases of $500,000 or more. A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charge on Class C share purchases that are redeemed in whole or in part within 12 months of the date of purchase.
[3]	Institutional Class shares do not have any initial or contingent deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (800) 207-7108.

5

Robinson Tax Advantaged Income Fund

FUND PERFORMANCE at December 31, 2021 (Unaudited) - Continued

Gross and Net Expense Ratios for Class A shares were 3.59% and 3.48%, respectively, for Class C shares were 4.34% and 4.23%, respectively, and for Institutional Class shares were 3.34 and 3.23%, respectively, which were the amounts stated in the current prospectus dated May 01, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the average daily net assets of the Class A shares, Class C shares, and Institutional Class shares, respectively. This agreement is in effect until April 30, 2022, and may be terminated before that date only by the Trust’s Board of Trustee. In addition, the Advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25% and 1.25% of the average daily net assets of the Class A, Class C and Institutional Class shares, respectively, through April 30, 2022. The Advisor may terminate this voluntary reduction at any time. The Advisor will not seek recoupment of this voluntary reduction. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2021

Number of Shares		Value
	CLOSED-END FUNDS — 44.3%
62,246	BlackRock California Municipal Income Trust	$905,678
147,422	BlackRock MuniHoldings Investment Quality Fund	2,190,691
245,419	BlackRock MuniVest Fund, Inc.	2,348,660
138,442	BlackRock MuniYield California Fund, Inc.	2,083,552
73,380	BlackRock MuniYield Fund, Inc.	1,078,686
164,685	BlackRock MuniYield Quality Fund III, Inc.	2,440,632
156,308	BNY Mellon Municipal Income, Inc.	1,367,695
56,415	BNY Mellon Strategic Municipals, Inc.	477,835
23,383	Delaware Investments National Municipal Income Fund	330,168
176,363	DTF Tax-Free Income, Inc.	2,520,227
106,606	DWS Municipal Income Trust	1,260,083
14,299	DWS Strategic Municipal Income Trust	173,876
15,578	Eaton Vance Municipal Income Trust	215,288
156,338	Invesco Trust for Investment Grade New York Municipals	2,098,056
249,921	MFS High Income Municipal Trust	1,272,098
698,712	MFS High Yield Municipal Trust	3,158,178
145,806	MFS Investment Grade Municipal Trust	1,503,260
6,463	Nuveen Municipal Credit Opportunities Fund	101,210
108,962	Nuveen New Jersey Quality Municipal Income Fund	1,675,835
131,521	Nuveen New York AMT-Free Quality Municipal Income Fund	1,813,675
253,592	Nuveen Ohio Quality Municipal Income Fund	4,049,864
37,766	Nuveen Pennsylvania Quality Municipal Income Fund	562,713
145,920	Pioneer Municipal High Income Advantage Trust	1,685,376
93,000	Pioneer Municipal High Income Opportunities Fund, Inc.	1,708,410
334,120	Pioneer Municipal High Income Trust	4,086,288
23,310	RiverNorth Flexible Municipal Income Fund, Inc.	510,722
162,572	RiverNorth Opportunistic Municipal Income Fund, Inc.	3,625,356
105,201	Western Asset Intermediate Muni Fund, Inc.	1,014,138
712,421	Western Asset Managed Municipals Fund, Inc.	9,318,467
167,676	Western Asset Municipal Partners Fund, Inc.	2,609,038
	TOTAL CLOSED-END FUNDS
	(Cost $ 55,586,973)	58,185,755
	EXCHANGE-TRADED FUNDS — 5.6%
60,000	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	3,604,800
60,000	VanEck Vectors High-Yield Municipal Index ETF	3,745,800
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 7,349,090)	7,350,600
	MUTUAL FUNDS — 47.5%
910,287	Invesco Rochester Municipal Opportunities Fund - Class Y	7,418,844
566,015	Invesco Rochester New York Municipals Fund - Class Y	10,046,762
496,306	Lord Abbett High Yield Municipal Bond Fund - Class I	6,437,090
848,183	Nuveen All-American Municipal Bond Fund - Class I	10,475,057
410,893	Nuveen High Yield Municipal Bond Fund - Class I	7,593,308
7

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021

Number of Shares		Value
	MUTUAL FUNDS (Continued)
946,884	PIMCO Municipal Bond Fund - Class Institutional	$9,942,279
865,990	Vanguard High-Yield Tax-Exempt Fund - Class Investor	10,391,877
	TOTAL MUTUAL FUNDS
	(Cost $ 62,500,000)	62,305,217

Principal Amount
	SHORT-TERM INVESTMENTS — 3.0%
$3,918,937	UMB Bank Demand Deposit 0.01%[1]	3,918,937
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 3,918,937)	3,918,937
	TOTAL INVESTMENTS — 100.4%
	(Cost $129,355,000)	131,760,509
	Liabilities in Excess of Other Assets — 0.4%	(586,060)
	TOTAL NET ASSETS — 100.0%	$131,174,449

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

8

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at December 31, 2021	Unrealized Appreciation (Depreciation)

(40)	Ultra Long Term U.S. Treasury Bond	March 2022	$(7,935,703)	$(7,885,000)	$50,703
(175)	U.S. 5 Year Treasury Note	March 2022	(21,222,851)	(21,170,898)	51,953
(175)	U.S. 10 Year Treasury Note	March 2022	(22,801,953)	(22,832,031)	(30,078)
(40)	U.S. Treasury Long Bond	March 2022	(6,416,875)	(6,417,500)	(625)
TOTAL FUTURES CONTRACTS			$(58,377,382)	$(58,305,429)	$71,953

See accompanying Notes to Financial Statements.

9

Robinson Tax Advantaged Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2021

Security Type/Sector	Percent of Total Net Assets
Mutual Funds	47.5%
Closed-End Funds	44.3%
Exchange-Traded Funds	5.6%
Short-Term Investments	3.0%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

10

Robinson Tax Advantaged Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2021

Assets:
Investments, at value (cost $129,355,000)	$131,760,509
Cash	250,144
Cash deposited with brokers for futures contracts	2,727,864
Receivables:
Investment securities sold	4,223,065
Variation margin on futures contracts	71,953
Fund shares sold	25,342
Dividends and interest	215,939
Prepaid expenses	25,843
Total assets	139,300,659
Liabilities:
Payables:
Investment securities purchased	7,349,090
Fund shares redeemed	478,999
Advisory fees	125,851
Shareholder servicing fees (Note 7)	15,084
Distribution fees - Class A & Class C (Note 6)	13,731
Fund services fees	62,615
Auditing fees	20,397
Trustees' deferred compensation (Note 3)	8,548
Commitment fees payable (Note 12)	8,260
Chief Compliance Officer fees	3,862
Trustees' fees and expenses	2,518
Accrued other expenses	37,255
Total liabilities	8,126,210
Net Assets	$131,174,449
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$128,897,209
Total distributable earnings	2,277,240
Net Assets	$131,174,449
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$24,282,163
Shares of beneficial interest issued and outstanding	2,560,227
Redemption price1	$9.48
Maximum sales charge (3.75% of offering price)2	0.37
Maximum offering price to public	$9.85
Class C Shares:
Net assets applicable to shares outstanding	$9,221,462
Shares of beneficial interest issued and outstanding	972,794
Redemption price3	$9.48
Institutional Class Shares:
Net assets applicable to shares outstanding	$97,670,824
Shares of beneficial interest issued and outstanding	10,304,301
Redemption price	$9.48

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be charged on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $500,000 or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

11

Robinson Tax Advantaged Income Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2021

Investment income:
Dividends	$6,344,207
Interest	19,963
Total investment income	6,364,170
Expenses:
Advisory fees	1,743,578
Shareholder servicing fees (Note 7)	81,712
Distribution fees - Class A (Note 6)	90,671
Distribution fees - Class C (Note 6)	102,781
Fund services fees	222,473
Registration fees	59,385
Commitment fees (Note 12)	21,901
Auditing fees	20,401
Legal fees	18,125
Chief Compliance Officer fees	12,709
Trustees' fees and expenses	11,413
Miscellaneous	8,449
Shareholder reporting fees	7,516
Insurance fees	2,558
Total expenses	2,403,672
Advisory fees waived	(48,494)
Voluntary advisory fees waived	(158,584)
Net expenses	2,196,594
Net investment income	4,167,576
Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	15,798,086
Futures contracts	2,358,567
Net realized gain	18,156,653
Capital gain distributions from regulated investment companies	277,028
Net change in unrealized appreciation/depreciation on:
Investments	(8,151,781)
Futures contracts	(116,328)
Net change in unrealized appreciation/depreciation	(8,268,109)
Net increase from payments by affiliates (Note 3)	658
Net realized and unrealized gain	10,166,230
Net Increase in Net Assets from Operations	$14,333,806

See accompanying Notes to Financial Statements.

12

Robinson Tax Advantaged Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$4,167,576	$6,712,401
Net realized gain on investments and futures contracts	18,156,653	6,387,407
Capital gain distributions from regulated investment companies	277,028	-
Net change in unrealized appreciation/depreciation on investments and futures contracts	(8,268,109)	(4,917,491)
Net increase from payment by affiliates (Note 3)	658	-
Net increase in net assets resulting from operations	14,333,806	8,182,317
Distributions to Shareholders:
Distributions:
Class A	(2,115,785)	(1,188,000)
Class C	(629,970)	(156,404)
Institutional Class	(7,871,705)	(5,399,124)
Total distributions to shareholders	(10,617,460)	(6,743,528)
Capital Transactions:
Net proceeds from shares sold:
Class A	2,927,906	12,951,025
Class C	1,779,433	3,732,911
Institutional Class	23,439,649	104,689,919
Reinvestment of distributions:
Class A	1,999,210	1,134,559
Class C	626,259	147,441
Institutional Class	7,233,078	5,058,609
Cost of shares redeemed:
Class A	(22,142,882)	(10,217,069)
Class C	(2,779,532)	(1,976,491)
Institutional Class	(46,229,413)	(213,675,625)
Net decrease in net assets from capital transactions	(33,146,292)	(98,154,721)
Total decrease in net assets	(29,429,946)	(96,715,932)
Net Assets:
Beginning of period	160,604,395	257,320,327
End of period	$131,174,449	$160,604,395
Capital Share Transactions:
Shares sold:
Class A	300,402	1,521,766
Class C	183,473	410,525
Institutional Class	2,388,833	12,467,109
Shares reinvested:
Class A	207,996	128,977
Class C	65,511	16,726
Institutional Class	753,786	575,058
Shares redeemed:
Class A	(2,240,542)	(1,146,091)
Class C	(281,257)	(223,140)
Institutional Class	(4,675,896)	(23,354,177)
Net decrease in capital share transactions	(3,297,694)	(9,603,247)

See accompanying Notes to Financial Statements.

13

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

		For the Year Ended December 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.38	$9.63	$8.64	$9.59	$9.62
Income from Investment Operations:
Net investment income[1,2]	0.25	0.27	0.28	0.34	0.37
Net realized and unrealized gain (loss)	0.57	(0.25)	1.00	(0.94)	0.07
Net increase from payment by affiliates (Note 3)	- [3]	-	-	-	-
Total from investment operations	0.82	0.02	1.28	(0.60)	0.44
Less Distributions:
From net investment income	(0.26)	(0.27)	(0.28)	(0.34)	(0.37)
From net realized gain	(0.46)	-	-	-	(0.10)
From return of capital	-	-	(0.01)	(0.01)	-
Total distributions	(0.72)	(0.27)	(0.29)	(0.35)	(0.47)
Net asset value, end of period	$9.48	$9.38	$9.63	$8.64	$9.59
Total return[4]	8.86%	0.44%	14.93%	(6.42)%	4.61%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,282	$40,247	$36,465	$33,933	$25,857
Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[5]	1.64%[6]	1.65%[6]	1.63%[6]	1.59%	1.72%
After fees waived and expenses absorbed[5]	1.51%[6]	1.54%[6]	1.51%[6]	1.52%[7]	1.60%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	2.37%	2.94%	2.89%	3.67%	3.66%
After fees waived and expenses absorbed[2]	2.50%	3.05%	3.01%	3.74%	3.78%
Portfolio turnover rate	270%	185%	78%	120%	123%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.75% of offering price which is reduced on sales of $100,000 or more and no initial sales charge is applied to purchases of $500,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months or purchase. If these sales charges were included total returns would be lower.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2021. For the prior years ended December 31, 2020 and 2019, the ratios would have been lowered by 0.04% and 0.01%, respectively.
[7]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% of the average daily net assets. Prior to March 15, 2018, the annual fund operating expense limitation was 1.60%.

See accompanying Notes to Financial Statements.

14

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.37	$9.62	$8.63	$9.59	$9.61
Income from Investment Operations:
Net investment income[1,2]	0.17	0.21	0.21	0.27	0.29
Net realized and unrealized gain (loss)	0.59	(0.26)	0.99	(0.95)	0.09
Net increase from payment by affiliates (Note 3)	- [3]	-	-	-	-
Total from investment operations	0.76	(0.05)	1.20	(0.68)	0.38
Less Distributions:
From net investment income	(0.19)	(0.20)	(0.21)	(0.27)	(0.30)
From net realized gain	(0.46)	-	-	-	(0.10)
From return of capital	-	-	- [3]	(0.01)	-
Total distributions	(0.65)	(0.20)	(0.21)	(0.28)	(0.40)
Net asset value, end of period	$9.48	$9.37	$9.62	$8.63	$9.59
Total return[4]	8.17%	(0.33)%	14.08%	(7.24)%	3.94%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,221	$9,419	$7,706	$7,653	$11,750
Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[5]	2.39%[6]	2.40%[6]	2.38%[6]	2.34%	2.47%
After fees waived and expenses absorbed[5]	2.26%[6]	2.29%[6]	2.26%[6]	2.27%[7]	2.35%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	1.62%	2.19%	2.14%	2.92%	2.91%
After fees waived and expenses absorbed[2]	1.75%	2.30%	2.26%	2.99%	3.03%
Portfolio turnover rate	270%	185%	78%	120%	123%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2021. For the prior years ended December 31, 2020 and 2019, the ratios would have been lowered by 0.04% and 0.01%, respectively.
[7]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 2.25% of the average daily net assets. Prior to March 15, 2018, the annual fund operating expense limitation was 2.35%.

See accompanying Notes to Financial Statements.

15

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.37	$9.62	$8.64	$9.59	$9.61
Income from Investment Operations:
Net investment income[1,2]	0.27	0.29	0.31	0.36	0.39
Net realized and unrealized gain (loss)	0.59	(0.25)	0.99	(0.94)	0.08
Net increase from payment by affiliates (Note 3)	- [3]	-	-	-	-
Total from investment operations	0.86	0.04	1.30	(0.58)	0.47
Less Distributions:
From net investment income	(0.29)	(0.29)	(0.31)	(0.36)	(0.39)
From net realized gain	(0.46)	-	-	-	(0.10)
From return of capital	-	-	(0.01)	(0.01)	-
Total distributions	(0.75)	(0.29)	(0.32)	(0.37)	(0.49)
Net asset value, end of period	$9.48	$9.37	$9.62	$8.64	$9.59
Total return[4]	9.26%	0.70%	15.11%	(6.19)%	4.98%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$97,671	$110,937	$213,150	$207,028	$103,726
Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[5]	1.39%[6]	1.40%[6]	1.38%[6]	1.34%	1.47%
After fees waived and expenses absorbed[5]	1.26%[6]	1.29%[6]	1.26%[6]	1.27%[7]	1.35%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	2.62%	3.19%	3.14%	3.92%	3.91%
After fees waived and expenses absorbed[2]	2.75%	3.30%	3.26%	3.99%	4.03%
Portfolio turnover rate	270%	185%	78%	120%	123%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2021. For the prior years ended December 31, 2020 and 2019, the ratios would have been lowered by 0.04% and 0.01%, respectively.
[7]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets. Prior to March 15, 2018, the annual fund operating expense limitation was 1.35%.

See accompanying Notes to Financial Statements.

16

January 31, 2022

Dear Shareholders:

We are pleased to present the Robinson Opportunistic Income Fund’s (“the Fund”) Annual Report covering the year ended December 31, 2021.

Investment Performance. Global credit markets, as measured by the Fund’s benchmark, the Bloomberg Global Aggregate Credit Index (the “Index”), struggled in 2021 as the yield on that index increased more than 0.5% (bond prices move in the opposite direction of their yields—rising bond yields mean falling bond prices). As a result, the index returned a negative 3.21% for the year. In the face of those rising yields, the Fund’s Institutional Share Class returned a very strong 12.37% for the year, which was comprised of a $0.74 per share increase in net asset value and $0.36 per share in distributions to shareholders.

The largest drivers of positive performance last year were: 1) the nearly 4% income return of the Fund’s holdings of closed-end funds (“CEFs”); 2) the overall improvement in CEF discounts as they narrowed 7.5% for the year; and, 3) the Fund’s process for analyzing, ranking and ultimately monetizing CEFs and their discounts across the sub-asset classes of the taxable credit CEF market (i.e. security selection) which added more than 5.5% to the Fund’s overall return last year.

The Fund’s hedges, while attempting to reduce risk and mitigate some of the Fund’s downside risks, turned out to be a drag on performance. Our interest rate risk hedges behaved as expected, adding roughly 0.5% to the fund’s overall return as yields increased; but, our credit hedges erased all of the benefit from high yield credit spreads narrowing 0.8% during the year. The combination of the Fund’s short positions in various equity index futures contracts, which were used primarily to hedge credit spread risk, and the Fund’s short positions in various U.S. Treasury futures contracts, which were used to hedge interest rate risk, reduced the Fund’s annual return by 2.3%.

Portfolio Composition. In accordance with the Fund’s investment strategy, as of December 31, 2021 53% was invested in taxable CEFs with another 43% invested in pre-merger Special Purpose Acquisition Companies (“SPACs”) and a small portion posted as margin for the various hedging strategies. As of year-end the Fund’s Institutional Share had a net distribution yield of 4.28% (SEC 30-Day Yield of 2.57%; Unsubsidized 30 Day SEC Yield of 1.63%), and a trailing 12-month distribution yield of 3.65%. The taxable CEFs held in the portfolio were trading at a weighted average discount of 4.8% as of year-end. The trailing 10-year historical weighted average discount for those same funds is 2.2%. The Fund had exposure to 15 taxable CEFs in three different income-oriented asset classes representing more than 53% of the Fund’s value. The Fund’s largest asset class exposure as of year-end was pre-merger SPACs (42.7%) followed by traditional high yield fixed income CEFs (31.4%), senior bank loan CEFs (14.4%), convertible bond CEFs (6.9%), and cash equivalents (4.6%).

Market Outlook. We believe the Fund is well-positioned to thrive in an otherwise challenging environment for bond investors. Interest rates and credit spreads remain relatively low by most historic metrics while inflation is at its highest level in nearly 40 years; and, the Federal Reserve is accelerating the unwinding of quantitative easing (i.e. it is stopping its purchases of bonds) and poised to begin raising short-term interest rates in 2022. All of these items are certain.to present challenges for bond investors. Specifically, we would point to the following as being particularly beneficial to the Opportunistic Income Fund’s strategy:

17

Income: the Fund’s distribution yield at year end, even with greater exposure to pre-merger SPACs, (which have attractive return potential but do not generate any income) is well above that of its benchmark and most broad market investment grade taxable bond indices.

Inflation Protection: the Fund’s hedges and pre-merger SPAC exposure may provide protection from the impact inflation could have on rising rates and/or widening credit spreads.

Upside Potential: as taxable credit CEF discounts move to premiums, the Fund’s weighted average discount of 4.8% provides plenty of potential upside, as does the potential for a positive market reaction to an announced SPAC acquisition.

We value your trust and confidence in the Fund and thank you for your support.

Best Regards,

James C. Robinson

Portfolio Manager

IMPORTANT RISKS AND DISCLOSURES

The views expressed in this report reflect those of the Fund’s Sub-Advisor as of the date this is written and may not reflect its views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice. This report may contain discussions about investments that may or may not be held by the Fund as of the date of this report. All current and future holdings are subject to risk and to change. To the extent this report contains forward looking statements, unforeseen circumstances may cause actual results to differ materially from the views expressed as of the date this is written.

18

An investment in the Fund is subject to risk, including the possible loss of principal amount invested and including, but not limited to, the following risks: Market Risk: the market price of a security may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular issuer, company, or asset class. Fixed income/interest rate risk: A rise in interest rates could negatively impact the value of the Fund’s shares. Generally, fixed income securities decrease in value if interest rates rise, and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. High Yield (“Junk”) Bond risk: The ETFs and Mutual Funds in which the Fund invests may invest in high yield (“junk”) bonds which involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Closed-end fund (CEF), exchange-traded fund (ETF) and open-end fund (Mutual Fund) risk: The Fund’s investments in CEFs, ETFs and Mutual Funds (“underlying funds”) are subject to various risks, including management’s ability to manage the underlying fund’s portfolio, risks associated with the underlying securities, fluctuation in the market value of the underlying fund’s shares, and the Fund bearing a pro rata share of the fees and expenses of each underlying fund in which the Fund invests. COVID-19 Related Market Events. The outbreak of COVID-19 has negatively affected the worldwide economy, individual countries, individual companies and the market in general. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Management and Strategy. the evaluation and selection of the Fund’s investments depend on the judgment of the Fund’s Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Derivatives Risk: The Fund and the underlying funds may use futures contracts, options, swap agreements, and/or sell securities short. Futures contracts may cause the value of the Fund’s shares to be more volatile and expose the Fund to leverage and tracking risks; the Fund may not fully benefit from or may lose money on option or shorting strategies; swaps may be leveraged, are subject to counterparty risk and may be difficult to value or liquidate. Leveraging risk: The underlying funds in which the Fund will invest may be leveraged as a result of borrowing or other investment techniques. As a result, the Fund may be exposed indirectly to leverage, and may expose the Fund to higher volatility and possible diminishment of long-term returns. In addition, future regulations may hinder or restrict an underlying fund’s ability to maintain leverage; which in turn may reduce the total return and tax exempt income generated by the underlying funds and may cause a reduction in the value of the Fund’s shares. SPACs Risk: As SPACs and similar entities generally have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. ETN risk: Investing in ETNs exposes the Fund to the credit risks of the issuer. Tax risk: There is no guarantee that the Fund’s distributions will be characterized as income for U.S. federal income tax purposes. Liquidity Risk: There can be no guarantee that an active market in shares of CEFs and ETFs held by the Fund will exist. The Fund may not be able to sell some or all of the investments it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an asset to meet redemption requests, it may only be able to sell those investments at a loss. Portfolio Turnover Risk: The Fund’s turnover rate may be high. A high turnover rate may lead to higher transaction costs, a greater number of taxable transactions, and negatively affect the Fund’s performance. Bank loan risk: The underlying funds may invest in loan participations of any quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. LIBOR risk: Many financial instruments use a floating rate based on the London Interbank Offered Rate (“LIBOR”), which is expected to expire by the end of 2021. Any effects of the transition away from LIBOR could result in losses. Convertible securities risk: The underlying funds may invest in convertible securities, which are subject to market risk, interest rate risk, and credit risk. Preferred stock risk: The underlying funds may invest in preferred stock, which is subject to company-specific and market risks applicable to equity securities, and is also sensitive to changes in the company’s creditworthiness and changes in interest rates.

19

30-Day SEC Yield is based on a 30-day period ending on the last day of the previous month and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. This subsidized yield is based on the net expenses of the Fund of which the yield would be lower without the waivers in effect. Negative 30-Day SEC Yield results when accrued expenses of the past 30 days exceed the income collected during the past 30 days. Unsubsidized 30 Day SEC Yield is based on total expenses of the Fund. Each individual’s actual tax burden will vary.

Distribution Yield: A distribution yield is the measurement of cash flow paid by an exchange-traded fund (ETF), real estate investment trust, or another type of income-paying vehicle. Rather than calculating the yield based on an aggregate of distributions, the most recent distribution is annualized and divided by the net asset value (NAV) of the security at the time of the payment. Weighted average discount is a measurement of a closed-end fund’s trading at a discount to NAV. Weighted average is a calculation that takes into account the varying degrees of importance of the numbers in a data set, rather than a simple average.

Bloomberg Global Aggregate Credit Index covers the credit sector of the global investment grade fixed-rate bond market. Credit issuers include corporate, sovereign (when issuing in a currency other than the sovereign’s home currency), supranational, and foreign local agencies/authorities. One cannot invest directly in an index.

20

Robinson Opportunistic Income Fund

FUND PERFORMANCE at December 31, 2021 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Institutional Class shares, made at its inception, with a similar investment in the Bloomberg Barclays Global Aggregate Credit Index. The performance graph above is shown for the Fund’s Institutional Class shares; Class A shares and Class C shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Bloomberg Barclays Global Aggregate Credit Index covers the credit sector of the global investment grade fixed-rate bond market. Credit issuers include corporate, sovereign (when issuing in a currency other than the sovereign’s home currency), supranational, and foreign local agencies/authorities. This index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of December 31, 2021	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A¹	12.08%	3.83%	6.10%	12/31/15
Class C²	11.15%	3.04%	5.28%	12/31/15
Institutional Class³	12.37%	4.10%	6.37%	12/31/15
After deducting maximum sales charge
Class A¹	7.31%	2.61%	5.06%	12/31/15
Class C²	10.15%	3.04%	5.28%	12/31/15
Bloomberg Barclays Global Aggregate Credit Index	-3.21%	4.46%	4.33%	12/31/15

[1]	Maximum initial sales charge for Class A shares is 4.25%. No initial sales charge is applied to purchases of $1 million or more. A contingent deferred sales charge (“CSDC”) of 1.00% will be charged on certain Class A share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on Class C share purchases that are redeemed in whole or in part within 12 months of the date of purchase.
[3]	Institutional Class shares do not have any initial or contingent deferred sales charge.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (800) 207-7108.

21

Robinson Opportunistic Income Fund

FUND PERFORMANCE at December 31, 2021 (Unaudited) - Continued

Gross and Net Expense Ratios for Class A shares were 4.67% and 3.99%, respectively, for Class C shares were 5.42% and 4.74%, respectively, and for Institutional Class shares were 4.42% and 3.74%, respectively, which were the amounts stated in the current prospectus dated June 28, 2021. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the average daily net assets of the Class A shares, Class C shares, and Institutional Class shares, respectively. This agreement is in effect until April 30, 2023, and may be terminated before that date only by the Trust’s Board of Trustee. In the absence of such waivers, the Fund’s returns would be lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

22

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2021

Number of Shares		Value
	CLOSED-END FUNDS — 52.7%
42,058	Allspring Income Opportunities Fund	$385,251
46,972	Apollo Tactical Income Fund, Inc.	719,611
10,163	Blackstone Long-Short Credit Income Fund	149,396
65,839	Blackstone Strategic Credit Fund	888,168
332,806	Credit Suisse High Yield Bond Fund	822,031
12,568	DoubleLine Yield Opportunities Fund	235,021
58,803	PGIM High Yield Bond Fund, Inc.	943,788
40,000	PGIM Short Duration High Yield Opportunities Fund	737,200
20,735	Principal Real Estate Income Fund	327,406
209,335	Saba Capital Income & Opportunities Fund	946,194
72,635	Special Opportunities Fund, Inc.	1,122,211
25,000	Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund	619,750
131,661	Virtus AllianzGI Convertible & Income Fund II	671,471
40,000	Western Asset Diversified Income Fund	732,400
108,339	Western Asset High Income Opportunity Fund, Inc.	563,363
	TOTAL CLOSED-END FUNDS
	(Cost $ 9,234,306)	9,863,261
	COMMON STOCKS — 0.7%
	FINANCIALS – 0.7
12,210	Marlin Technology Corp. - Class A1,*	119,170
	TOTAL COMMON STOCKS
	(Cost $ 118,489)	119,170
	RIGHTS — 0.0%
14,527	Special Opportunities Fund, Inc.*	639
	TOTAL RIGHTS
	(Cost $ -)	639
	UNIT TRUST FUNDS — 42.1%
27,684	Advanced Merger Partners, Inc.*	273,795
28,607	AF Acquisition Corp.*	283,638
25,000	Altitude Acquisition Corp. - Class A*	247,500
17,500	Ares Acquisition Corp.1,*	173,776
10,000	Black Mountain Acquisition Corp.*	101,500
20,000	BOA Acquisition Corp.*	200,400
20,000	Build Acquisition Corp.*	207,100
16,362	Burgundy Technology Acquisition Corp. - Class A1,*	163,784
17,000	Churchill Capital Corp. VII*	170,357
3,131	Clarim Acquisition Corp.*	31,091
25,000	Colombier Acquisition Corp.*	245,250
3,626	DHB Capital Corp.*	35,861
2,569	Digital Transformation Opportunities Corp.*	25,459
18,230	Fintech Evolution Acquisition Group - Class A1,*	177,196
26,039	Flame Acquisition Corp. - Class A*	253,099
23

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021

Number of Shares		Value
	UNIT TRUST FUNDS (Continued)
1,000	Forest Road Acquisition Corp. II*	$9,911
11,409	Fortress Capital Acquisition Corp.1,*	112,835
5,000	Fusion Acquisition Corp. II*	49,475
5,000	GigCapital5, Inc.*	51,800
20,000	Global Partner Acquisition Corp. II1,*	197,000
45,000	Golden Arrow Merger Corp.*	442,125
25,000	Golden Path Acquisition Corp.1,*	249,000
25,000	Hudson Executive Investment Corp. III*	245,250
10,163	Ibere Pharmaceuticals - Class A1,*	98,581
22,786	InterPrivate II Acquisition Corp.*	226,037
900	InterPrivate IV InfraTech Partners, Inc.*	8,865
8,923	Jack Creek Investment Corp. - Class A1,*	87,088
6,383	Kairos Acquisition Corp. - Class A1,*	62,490
7,178	Kingswood Acquisition Corp. - Class A*	72,498
34,083	Lakeshore Acquisition I Corp. - Class A1,*	336,058
1,000	Live Oak Mobility Acquisition Corp.*	10,000
25,000	Medicus Sciences Acquisition Corp. - Class A1,*	243,000
20,000	Motive Capital Corp. II1,*	199,400
19,900	Mountain Crest Acquisition Corp. IV*	196,015
1,200	Newbury Street Acquisition Corp.*	11,640
17,500	Noble Rock Acquisition Corp.1,*	172,288
22,219	Northern Star Investment Corp. III*	220,524
1,018	Northern Star Investment Corp. IV*	10,088
28,646	OceanTech Acquisitions I Corp. - Class A*	287,319
24,815	Orion Acquisition Corp.*	246,289
12,597	Pine Technology Acquisition Corp.*	126,474
528	Pivotal Investment Corp. III*	5,227
35,000	Provident Acquisition Corp. - Class A1,*	344,750
1,000	RXR Acquisition Corp.*	9,900
25,000	Thunder Bridge Capital Partners IV, Inc.*	247,500
45,930	TLG Acquisition One Corp.*	454,707
25,390	TradeUP Acquisition Corp.*	258,216
	TOTAL UNIT TRUST FUNDS
	(Cost $ 7,808,069)	7,882,156
24

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 0.4%
$79,859	UMB Bank Demand Deposit 0.01%[2]	$79,859
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 79,859)	79,859
	TOTAL INVESTMENTS — 95.9%
	(Cost $17,240,723)	17,945,085
	Other Assets in Excess of Liabilities — 4.1%	763,621
	TOTAL NET ASSETS — 100.0%	$18,708,706

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
*	Non-income producing security.

See accompanying Notes to Financial Statements.

25

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at December 31, 2021	Unrealized Appreciation (Depreciation)

(2)	E-mini Dow ($5)	March 2022	$(358,130)	$(362,260)	$(4,130)
(1)	E-mini S&P 500	March 2022	(235,025)	(237,925)	(2,900)
(3)	E-mini Russell 2000	March 2022	(329,340)	(336,420)	(7,080)
(4)	E-mini Russell 1000	March 2022	(322,820)	(330,080)	(7,260)
(10)	U.S. 5 Year Treasury Note	March 2022	(1,212,719)	(1,209,750)	2,969
(6)	U.S. 10 Year Treasury Note	March 2022	(781,782)	(782,813)	(1,031)
(2)	U.S. Treasury Long Bond	March 2022	(320,844)	(320,875)	(31)
TOTAL FUTURES CONTRACTS			$(3,560,660)	$(3,580,123)	$(19,463)

See accompanying Notes to Financial Statements.

26

Robinson Opportunistic Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2021

Security Type/Sector	Percent of Total Net Assets
Closed-End Funds	52.7%
Unit Trust Funds	42.1%
Rights	0.0%
Common Stocks
Financials	0.7%
Total Common Stocks	0.7%
Short-Term Investments	0.4%
Total Investments	95.9%
Other Assets in Excess of Liabilities	4.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

27

Robinson Opportunistic Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2021

Assets:
Investments, at value (cost $17,240,723)	$17,945,085
Cash	42,864
Cash deposited with brokers for futures contracts	348,207
Receivables:
Investment securities sold	346,819
Dividends and interest	115,976
Prepaid expenses	32,321
Total assets	18,831,272
Liabilities:
Payables:
Fund shares redeemed	12,857
Variation margin on futures contracts	19,463
Advisory fees	2,432
Shareholder servicing fees (Note 7)	8,625
Distribution fees - Class A & Class C (Note 6)	2,821
Fund services fees	19,941
Auditing fees	20,576
Trustees' deferred compensation (Note 3)	7,585
Chief Compliance Officer fees	3,866
Commitment fees payable (Note 12)	3,794
Trustees' fees and expenses	2,840
Accrued other expenses	17,766
Total liabilities	122,566
Net Assets	$18,708,706
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$23,621,858
Total accumulated deficit	(4,913,152)
Net Assets	$18,708,706
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$1,462,626
Shares of beneficial interest issued and outstanding	150,297
Redemption price[1]	$9.73
Maximum sales charge (4.25% of offering price)[2]	0.43
Maximum offering price to public	$10.16
Class C Shares:
Net assets applicable to shares outstanding	$2,900,436
Shares of beneficial interest issued and outstanding	298,890
Redemption price[3]	$9.70
Institutional Class Shares:
Net assets applicable to shares outstanding	$14,345,644
Shares of beneficial interest issued and outstanding	1,474,971
Redemption price	$9.73

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

28

Robinson Opportunistic Income Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2021

Investment income:
Dividends	$1,026,357
Interest	51
Total investment income	1,026,408
Expenses:
Advisory fees	244,288
Shareholder servicing fees (Note 7)	13,343
Distribution fees - Class A (Note 6)	4,287
Distribution fees - Class C (Note 6)	30,406
Fund services fees	83,420
Registration fees	46,713
Legal fees	23,305
Auditing fees	21,312
Shareholder reporting fees	12,836
Chief Compliance Officer fees	12,711
Trustees' fees and expenses	10,858
Miscellaneous	5,508
Commitment fees (Note 12)	4,609
Insurance fees	2,329
Total expenses	515,925
Advisory fees waived	(176,965)
Net expenses	338,960
Net investment income	687,448
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,887,762
Futures contracts	(488,880)
Net realized gain	2,398,882
Capital gain distributions from regulated investment companies	159,361
Net change in unrealized appreciation/depreciation on:
Investments	(758,472)
Futures contracts	59,487
Net change in unrealized appreciation/depreciation	(698,985)
Net realized and unrealized gain	1,859,258
Net Increase in Net Assets from Operations	$2,546,706

See accompanying Notes to Financial Statements.

29

Robinson Opportunistic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$687,448	$1,485,159
Net realized gain (loss) on investments and futures contracts	2,398,882	(4,046,367)
Capital gain distributions from regulated investment companies	159,361	-
Net change in unrealized appreciation/depreciation on investments and futures contracts	(698,985)	8,957
Net increase (decrease) in net assets resulting from operations	2,546,706	(2,552,251)
Distributions to Shareholders:
Distributions:
Class A	(57,782)	(185,717)
Class C	(79,898)	(209,325)
Institutional Class	(618,137)	(1,130,482)
From return of capital:
Class A	(2,756)	-
Class C	(3,811)	-
Institutional Class	(29,483)	-
Total distributions to shareholders	(791,867)	(1,525,524)
Capital Transactions:
Net proceeds from shares sold:
Class A	140,667	694,559
Class C	53,795	37,000
Institutional Class	9,600,016	7,467,650
Reinvestment of distributions:
Class A	45,248	112,019
Class C	69,073	181,889
Institutional Class	303,283	813,777
Cost of shares redeemed:
Class A	(921,958)	(2,836,623)
Class C	(782,146)	(890,830)
Institutional Class	(14,388,071)	(10,517,714)
Net decrease in net assets from capital transactions	(5,880,093)	(4,938,273)
Total decrease in net assets	(4,125,254)	(9,016,048)
Net Assets:
Beginning of period	22,833,960	31,850,008
End of period	$18,708,706	$22,833,960
Capital Share Transactions:
Shares sold:
Class A	14,756	87,670
Class C	5,674	4,282
Institutional Class	1,009,882	856,536
Shares reinvested:
Class A	4,806	13,204
Class C	7,358	21,495
Institutional Class	32,233	95,249
Shares redeemed:
Class A	(98,365)	(311,441)
Class C	(83,891)	(100,164)
Institutional Class	(1,508,741)	(1,204,109)
Net decrease in capital share transactions	(616,288)	(537,278)

See accompanying Notes to Financial Statements.

30

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.00	$10.35	$9.47	$10.95	$10.96
Income from Investment Operations:
Net investment income[1,2]	0.28	0.57	0.58	0.58	0.62
Net realized and unrealized gain (loss)	0.79	(1.33)	0.89	(1.15)	(0.01)
Total from investment operations	1.07	(0.76)	1.47	(0.57)	0.61
Less Distributions:
From net investment income	(0.32)	(0.59)	(0.59)	(0.63)	(0.62)
From net realized gain	-	-	-	(0.28)	-
From return of capital	(0.02)	-	-	-	-
Total distributions	(0.34)	(0.59)	(0.59)	(0.91)	(0.62)
Net asset value, end of period	$9.73	$9.00	$10.35	$9.47	$10.95
Total return[3]	12.08%	(6.90)%	15.83%	(5.51)%	5.66%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,463	$2,061	$4,553	$2,765	$3,912
Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[4]	2.42%[5]	2.31%[5]	2.12%[5]	1.93%[5]	1.88%
After fees waived and expenses absorbed[4]	1.62%[5]	1.63%[5]	1.62%[5]	1.62%[5]	1.60%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	2.20%	5.77%	5.21%	5.16%	5.30%
After fees waived and expenses absorbed[2]	3.00%	6.45%	5.71%	5.47%	5.58%
Portfolio turnover rate	112%	124%	114%	82%	98%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Effective February 15, 2017, the Fund has lowered the maximum sales charge imposed on purchases of Class A Shares from 5.75% to 4.25%. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended December 31, 2021. For the prior years ended December 31, 2020, 2019 and 2018, the ratios would have been lowered by 0.03%, 0.02% and 0.02%, respectively.

See accompanying Notes to Financial Statements.

31

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.97	$10.33	$9.45	$10.92	$10.94
Income from Investment Operations:
Net investment income[1,2]	0.21	0.50	0.50	0.50	0.54
Net realized and unrealized gain (loss)	0.78	(1.33)	0.90	(1.14)	(0.02)
Total from investment operations	0.99	(0.83)	1.40	(0.64)	0.52
Less Distributions:
From net investment income	(0.25)	(0.53)	(0.52)	(0.55)	(0.54)
From net realized gain	-	-	-	(0.28)	-
From return of capital	(0.01)	-	-	-	-
Total distributions	(0.26)	(0.53)	(0.52)	(0.83)	(0.54)
Net asset value, end of period	$9.70	$8.97	$10.33	$9.45	$10.92
Total return[3]	11.15%	(7.62)%	15.01%	(6.14)%	4.81%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,900	$3,316	$4,586	$4,667	$6,051
Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[4]	3.17%[5]	3.06%[5]	2.87%[5]	2.68%[5]	2.63%
After fees waived and expenses absorbed[4]	2.37%[5]	2.38%[5]	2.37%[5]	2.37%[5]	2.35%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	1.45%	5.02%	4.46%	4.41%	4.55%
After fees waived and expenses absorbed[2]	2.25%	5.70%	4.96%	4.72%	4.83%
Portfolio turnover rate	112%	124%	114%	82%	98%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended December 31, 2021. For the prior years ended December 31, 2020, 2019 and 2018, the ratios would have been lowered by 0.03%, 0.02% and 0.02%, respectively.

See accompanying Notes to Financial Statements.

32

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of period	$8.99	$10.35	$9.47	$10.95	$10.96
Income from Investment Operations:
Net investment income[1,2]	0.31	0.59	0.61	0.61	0.65
Net realized and unrealized gain (loss)	0.79	(1.34)	0.89	(1.16)	(0.01)
Total from investment operations	1.10	(0.75)	1.50	(0.55)	0.64
Less Distributions:
From net investment income	(0.34)	(0.61)	(0.62)	(0.65)	(0.65)
From net realized gain	-	-	-	(0.28)	-
From return of capital	(0.02)	-	-	-	-
Total distributions	(0.36)	(0.61)	(0.62)	(0.93)	(0.65)
Net asset value, end of period	$9.73	$8.99	$10.35	$9.47	$10.95
Total return[3]	12.37%	(6.65)%	16.13%	(5.26)%	5.93%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,346	$17,457	$22,711	$16,752	$64,494
Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[4]	2.17%[5]	2.06%[5]	1.87%[5]	1.68%[5]	1.63%
After fees waived and expenses absorbed[4]	1.37%[5]	1.38%[5]	1.37%[5]	1.37%[5]	1.35%
Ratio of net investment income to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed[2]	2.45%	6.02%	5.46%	5.41%	5.55%
After fees waived and expenses absorbed[2]	3.25%	6.70%	5.96%	5.72%	5.83%
Portfolio turnover rate	112%	124%	114%	82%	98%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended December 31, 2021. For the prior years ended December 31, 2020, 2019 and 2018, the ratios would have been lowered by 0.03%, 0.02% and 0.02%, respectively.

See accompanying Notes to Financial Statements.

33

Robinson Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

Note 1 – Organization

Robinson Tax Advantaged Income Fund (“Tax Advantaged Income” or “Tax Advantaged Income Fund”) and Robinson Opportunistic Income Fund (“Opportunistic Income” or “Opportunistic Income Fund”) (collectively referred to as the “Funds”) are organized as diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Tax Advantaged Income Fund seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes. The Fund commenced investment operations on September 30, 2014. The Fund currently offers four classes of shares: A shares, C shares, T shares and Institutional shares. Class T shares are not currently available for purchase.

The Opportunistic Income Fund seeks total return with an emphasis on providing current income. The Fund commenced operations on December 31, 2015, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $36,879,274 transfer of shares of the Fund in exchange for the net assets of the Robinson Income and Principal Preservation Fund I, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 3,687,927 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $36,879,274 consisting of cash, interest receivable and securities of the Company with a fair value of $33,516,116 (identified costs of investments transferred were $35,067,906) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Fund currently offers four classes of shares: A shares, C shares, T shares and Institutional shares. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, “Financial Services – Investment Companies”, Topic 946 (ASC 946).

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s sub-advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

34

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Closed-End Funds

The Funds invest in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Funds will invest may be leveraged. As a result, the Funds may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

35

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021

(d) Municipal Bonds Risk

The underlying closed-end funds, in which the Tax Advantaged Fund invests in, primarily invest in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds. If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.

(e) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Funds intend primarily to invest in short positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

36

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021

(f) Short Sales

The Funds and the CEFs held by the Funds may sell securities short. Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(h) Distributions to Shareholders

The Funds will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. Each Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

37

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(j) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended December 31, 2018-2021 the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Funds’ average daily net assets. The Advisor engages Robinson Capital Management, LLC (the “Sub-Advisor”) to manage the Funds and pays the Sub-Advisor from its advisory fees. Effective March 1, 2018, the Advisor has voluntarily agreed to reduce the annual advisory fee it receives from the Tax Advantaged Income Fund from 1.10% of the Fund’s average daily net assets to 1.00% through April 30, 2022. The Advisor may terminate this voluntary reduction at any time. The Advisor will not seek recoupment of any advisory fees it waives pursuant to this voluntary reduction. For the year ended December 31, 2021, the voluntary advisory fees waived is reported on the Statement of Operations.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the Funds’ average daily net assets for Class A, Class C, and Institutional Class, respectively. This agreement is in effect until April 30, 2022 and April 30, 2023 for the Tax Advantaged Income Fund and Opportunistic Income Fund, respectively, and it may be terminated before that date only by the Trust’s Board of Trustees. In addition, the Advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Tax Advantaged Income Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50%, 2.25%, and 1.25% of the average daily net assets of the Class A, Class C, and Institutional Class shares, respectively, through April 30, 2022. The Advisor may terminate this voluntary reduction at any time. The Advisor will not seek recoupment of this voluntary reduction.

38

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021

For the year ended December 31, 2021, the Advisor waived a portion of its advisory fees totaling $48,494, and $176,965 for the Tax Advantaged Income Fund and Opportunistic Income Fund, respectively. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below:

	Tax Advantaged Income Fund		Opportunistic Income Fund
2022	$69,665	*	$147,396
2023	32,874	*	155,123
2024	48,494	*	176,965
Total	$151,033		$479,484

*	The Advisor has agreed to voluntarily waive a portion of its advisory fee after expenses reimbursed. For the year ended December 31, 2021, the voluntary advisory fee waived is reported on the Statement of Operations.

During the year ended December 31, 2021, the Advisor reimbursed the Tax Advantaged Income Fund $658 for losses from a trade error. This amount is reported on the Fund’s Statement of Operations, Statement of Changes, and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended December 31, 2021 are reported on the Statement of Operations as Fund services fees.

Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended December 31, 2021, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

39

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended December 31, 2021 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2021, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Cost of investments	$130,080,248	$17,266,350
Gross unrealized appreciation	$3,137,038	$820,499
Gross unrealized depreciation	(1,456,777)	(141,764)
Net unrealized appreciation on investments	$1,680,261	$678,735

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Undistributed ordinary income	$226,760	$-
Undistributed long-term gains	378,767	-
Tax accumulated earnings	605,527	-

Accumulated capital and other losses	-	(5,584,302)
Unrealized appreciation on investments	1,680,261	678,735
Unrealized deferred compensation	(8,548)	(7,585)
Total accumulated deficit	$2,277,240	$(4,913,152)

40

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2021, permanent differences in book and tax accounting have been reclassified to Capital and Total accumulated deficit as follows:

	Increase (Decrease)
		Total
	Paid-In Capital	Accumulated Deficit
Tax Advantaged Income Fund	$26,454	$(26,454)
Opportunistic Income Fund	(25,227)	25,227

The tax character of distribution paid during the fiscal years ended December 31, 2021 and December 31, 2020 were as follows:

	Tax Advantaged Income Fund		Opportunistic Income Fund
Distribution paid from:	2021	2020	2021	2020
Tax exempt income	$4,041,213	$6,654,507	$-	$-
Ordinary income	5,319,423	89,021	755,817	1,525,524
Net long-term capital gains	1,256,824	-	-	-
Return of capital	-	-	36,050	-
Total distributions paid	$10,617,460	$6,743,528	$791,867	$1,525,524

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of December 31, 2021, The Funds had net capital loss carryovers as follows:

Not subject to expiration:	Tax Advantaged Income Fund	Opportunistic Income Fund
Short Term	$-	$2,224,797
Long Term	-	3,359,505
Total	$-	$5,584,302

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended December 31, 2021, the Tax Advantaged Income Fund utilized $11,323,555 of its capital loss carryover and the Opportunistic Income Fund utilized $2,545,817 of its capital loss carryover.

41

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021

Note 5 – Investment Transactions

For the year ended December 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Tax Advantaged Income Fund	$407,928,582	$442,943,604
Opportunistic Income Fund	23,852,694	29,747,114

Note 6 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of their Class A and Class C shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

For the year ended December 31, 2021, distribution fees incurred are disclosed on the Statement of Operations.

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended December 31, 2021, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurement and Disclosures”, Topic 820 (ASC 820) Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

42

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021

Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2021, in valuing the Funds’ assets carried at fair value:

Tax Advantaged Income Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Closed-End Funds	$58,185,755	$-	$-	$58,185,755
Exchange Traded Funds	7,350,600	-	-	7,350,600
Mutual Funds	62,305,217	-	-	62,305,217
Short-Term Investments	3,918,937	-	-	3,918,937
Total Investments	$131,760,509	$-	$-	$131,760,509

Other Financial Instruments*
Futures Contracts	$102,656	$-	$-	$102,656
Total Assets	$131,863,165	$-	$-	$131,863,165
Liabilities
Other Financial Instruments*
Futures Contracts	$30,703	$-	$-	$30,703
Total Liabilities	$30,703	$-	$-	$30,703

43

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021

Opportunistic Income Fund	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Closed-End Funds	$9,863,261	$-	$-	$9,863,261
Common Stocks***	119,170	-	-	119,170
Rights	639	-	-	639
Unit Trust Funds	7,882,156	-	-	7,882,156
Short-Term Investments	79,859	-	-	79,859
Total Investments	$17,945,085	$-	$-	$17,945,085

Other Financial Instruments*
Futures Contracts	$2,969	$-	$-	$2,969
Total Assets	$17,948,054	$-	$-	$17,948,054

Liabilities
Other Financial Instruments*
Futures Contracts	$22,432	$-	$-	$22,432
Total Liabilities	$22,432	$-	$-	$22,432

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Funds did not hold any Level 2 or Level 3 securities at period end.
***	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments

Note 10 – Derivatives and Hedging Disclosures

FASB Accounting Standard Codification, “Derivative and Hedging”, Topic 815 (ASC 815) requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows. The Funds invested in futures contracts during the year ended December 31, 2021.

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of December 31, 2021 by risk category are as follows:

44

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021

			Asset Derivatives	Liability Derivatives
	Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Tax Advantaged Income Fund	Unrealized appreciation/ depreciation on open futures contracts*	Interest rate contracts	$102,656	$30,703
Opportunistic Income Fund	Unrealized appreciation/ depreciation on open futures contracts*	Equity contracts	-	21,370
	Unrealized appreciation/ depreciation on open futures contracts*	Interest rate contracts	2,969	1,062

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Variation margin is presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2021 are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$2,358,567	$2,358,567
Opportunistic Income Fund
Futures contracts	(611,141)	122,261	(488,880)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$(116,328)	$(116,328)
Opportunistic Income Fund
Futures contracts	63,205	(3,718)	59,487

45

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of December 31, 2021 are as follows:

	Derivatives not designated as hedging instruments	Notional Value
Tax Advantaged Income Fund
Futures contracts	Interest rate contracts	$(74,723,093)
Opportunistic Income Fund
Futures contracts	Equity contracts	$(2,308,282)
Futures contracts	Interest rate contracts	$(4,249,849)

Note 11 – ReFlow liquidity program

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on a fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of each fund’s net redemptions on a given day. ReFlow will purchase Institutional Class Shares of a Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of each Fund. ReFlow will periodically redeem its entire share position in a Fund. For use of the ReFlow service, each Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. During the year ended December 31, 2021, ReFlow was not utilized by the Funds.

Note 12 – Line of Credit

The Funds together with Braddock Multi-Strategy Fund managed by the Advisor (together “Liberty Street Funds”) have entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 (committed) and $25,000,000 (uncommitted) with UMB Bank, n.a. Each Fund is permitted to borrow up to the lesser of 20.00% of its adjusted net assets with the cap limit of $25,000,000, or the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each Fund. Borrowings under this agreement bear interest at the Wall Street Journal Prime minus 25 basis points, subject to daily floor rate of 4.00%. As compensation for holding the lending commitment available, the Liberty Street Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. Commitment fees and interest expense for the year ended December 31, 2021 are disclosed in each Fund’s Statement of Operations. The Funds did not borrow under the line of credit agreement during the year ended December 31, 2021.

Note 13 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

46

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021

Note 14- New Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of Robinson Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Robinson Tax Advantaged Income Fund and Robinson Opportunistic Income Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Robinson Tax Advantaged Income Fund and the Robinson Opportunistic Fund as of December 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

48

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of Robinson Funds

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, and brokers; when replies from brokers were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 1, 2022

49

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

For the fiscal year ended December 31, 2021, the Tax Advantaged Income Fund designates $1,256,824 as a 20% rate gain distribution for purposes of the dividends paid deduction.

For the fiscal year ended December 31, 2021, 8.05% of the dividends paid from net investment income, including short-term capital gains (if any), for the Opportunistic Income Fund, is designated as qualified dividend income.

For the fiscal year ended December 31, 2021, 0.00% of the dividends paid from net investment income, including short-term capital gains (if any), for the Opportunistic Income Fund, qualifies for the dividends received deduction available to corporate shareholders.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (800) 207-7108. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
“Independent” Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present); Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997 – 2012).	7	361 Social Infrastructure Fund, a closed-end investment company.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present); President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	7	361 Social Infrastructure Fund, a closed-end investment company; Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 – present); Independent financial services consultant (1996 – 2014); Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006); Senior Vice President, Oppenheimer Management Company (1983 – 1996); Chairman, NICSA, an investment management trade association (1993 – 1996).	7	361 Social Infrastructure Fund, a closed-end investment company.

50

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
“Independent“ Trustee:
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 – June 2014).	7	Investment Managers Series Trust II, a registered investment company (includes 25 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Interested Trustees:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, co-administrator for the Fund.	7	Investment Managers Series Trust II, a registered investment company (includes 25 portfolios); 361 Social Infrastructure Fund, a closed-end investment company.
Maureen Quill a* (born 1963) Trustee and President	Since June 2019	President, Investment Managers Series Trust (June 2014 – present); President, UMB Distribution Services (March 2013 – present); EVP/Executive Director Registered Funds (January 2018 – present), Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc.; Vice President, Investment Managers Series Trust (December 2013 – June 2014).	7	361 Social Infrastructure Fund, a closed-end investment company.
Officer of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Treasurer, 361 Social Infrastructure Fund (December 2019 – January 2022).	N/A	N/A

51

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
Officers of the Trust:
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Vice President and Assistant Secretary, 361 Social Infrastructure Fund (December 2019 – January 2022); Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Secretary, 361 Social Infrastructure Fund (December 2019 – January 2022); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present); Managing Director, Cipperman Compliance Services (2010 – September 2014); Chief Compliance Officer, Hanlon Investment Management (2009 – 2010); Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).	N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 53 series managed by unaffiliated investment advisors. Each Trustee serves as Trustee of each series of the Trust. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds’ investment advisor also serves as investment advisor to the West Loop Realty Fund, Braddock Multi-Strategy Income Fund, Securian AM Balanced Stabilization Fund, Securian AM Equity Stabilization Fund, and the Securian AM Real Asset Income Fund which are offered in a separate prospectus. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services.
e	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”), or other investment companies registered under the 1940 Act.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.
*	Ms. Quill is an “interested person” of the Trust by virtue of her position with UMB Fund Services, Inc.
52

Robinson Funds

EXPENSE EXAMPLES

For the Six Months Ended December 31, 2021 (Unaudited)

Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and Class C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Tax Advantaged Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/21	12/31/21	7/1/21 – 12/31/21
Class A	Actual Performance	$ 1,000.00	$ 999.10	$ 7.63
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.57	7.70
Class C	Actual Performance	1,000.00	995.40	11.40
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.78	11.50
Institutional Class	Actual Performance	1,000.00	1,000.50	6.38
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.83	6.43

*	Expenses are equal to the Fund’s annualized expense ratios of 1.51%, 2.26% and 1.26% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period). The expense ratios reflect the voluntary advisory fees waiver and a recovery of previously waived fees and absorbed expenses. Assumes all dividends and distributions were reinvested.
53

Robinson Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended December 31, 2021 (Unaudited)

Opportunistic Income Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/21	12/31/21	7/1/21 – 12/31/21
Class A	Actual Performance	$ 1,000.00	$ 1,026.00	$ 8.28
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.04	8.24
Class C	Actual Performance	1,000.00	1,022.10	12.09
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.25	12.03
Institutional Class	Actual Performance	1,000.00	1,028.40	7.01
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.30	6.97

*	Expenses are equal to the Fund’s annualized expense ratios of 1.62%, 2.37% and 1.37% for Class A, Class C and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
54

Robinson Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Liberty Street Advisors, Inc.

88 Pine Street 31st Floor, Suite 3101

New York, New York 10005

Investment Sub-Advisor

Robinson Capital Management, LLC

63 Kercheval Avenue, Suite 111

Grosse Pointe Farms, Michigan 48236

Independent Registered Public Accounting Firm

Tait, Weller, & Baker LLP

Two Liberty Place

50 South 16th Street Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co- Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Robinson Tax Advantaged Income Fund – Class A	ROBAX	46141Q 105
Robinson Tax Advantaged Income Fund – Class C	ROBCX	46141Q 204
Robinson Tax Advantaged Income Fund – Institutional Class	ROBNX	46141Q 303
Robinson Opportunistic Income Fund – Class A	RBNAX	46141Q 576
Robinson Opportunistic Income Fund – Class C	RBNCX	46141Q 568
Robinson Opportunistic Income Fund – Institutional Class	RBNNX	46141Q 550

Privacy Principles of the Robinson Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Robinson Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are also available, without charge and upon request by calling the Funds at (800) 207-7108, on the Funds’ website at https://libertystreetfunds.com/ or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 207-7108.

Robinson Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (800) 207-7108

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (800) 207-7108.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2021	FYE 12/31/2020
Audit Fees	$ 35,400	$ 34,900
Audit-Related Fees	N/A	N/A
Tax Fees	$ 5,600	$ 5,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2021	FYE 12/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 12/31/2021	FYE 12/31/2020
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	03/11/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	03/11/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	03/11/2022